SCHEDULE OF BASIS AND DILUTED NET LOSS PER ORDINARY SHARES (Details) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Common Class A [Member]
Allocation of net loss	$ (62,717)	$ (860,883)
Basic and diluted weighted average common shares	2,550,320	19,999,880
Basic and diluted net loss per ordinary share	$ (0.02)	$ (0.04)
Common Class B [Member]
Allocation of net loss	$ (118,978)	$ (251,081)
Basic and diluted weighted average common shares	4,838,142	5,833,083
Basic and diluted net loss per ordinary share	$ (0.02)	$ (0.04)